Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets	As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
	September 30, 2025	September 30, 2024
ASSETS
Current assets
Cash	$6,914	$231,811
Short-term investments	4,047,500	4,545,000
Prepaid expenses and other current assets	500,000	18,750
Intercompany receivable	1,260,700	1,260,100
Total current assets	5,815,114	6,055,661

Non-current assets
Income from investment in subsidiaries and VIE	14,403,422	12,971,378
Total assets	$20,218,536	$19,027,039

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to a related party	$137,613	$137,613
Intercompany payable	758,693	758,493
Total liabilities	896,306	896,106

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares were issued and outstanding as of September 30, 2025 and 2024, respectively	7,827	7,827
Additional paid-in capital	6,669,334	6,669,334
Retained earnings	12,645,069	11,453,772
Total shareholders’ equity	19,322,230	18,130,933

Total liabilities and shareholders’ equity	$20,218,536	$19,027,039

Schedule of Parent Company Statements of Income and Comprehensive Income
	For the Years Ended September 30,
	2025	2024	2023
OPERATING EXPENSES
General and administrative expenses	$428,080	$1,093,510	$587,490

OTHER INCOME
Interest income, net	187,333	104,441	27,448
Other income, net	-	31,505	-

EQUITY IN EARNINGS OF SUBSIDIARIES	$1,432,044	$4,633,491	$3,438,272

NET INCOME	1,191,297	3,675,927	2,878,230
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-	-
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$1,191,297	$3,675,927	$2,878,230

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,191,297	$3,675,927	$2,878,230
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(47,500)	(45,000)	-
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(1,432,044)	(4,633,491)	(3,438,272)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	18,750	41,250	(60,000)
Accrued liabilities and other payables	-	(160,000)	160,000
Net cash used in operating activities	(269,497)	(1,121,314)	(460,042)

CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment for business acquisition	(500,000)	-	-
Payments for short-term investments	-	(5,000,000)	(8,933,357)
Redemption of short-term investments	545,000	5,800,000	3,633,357
Due from intercompany	(400)	(1,260,100)	(200)
Net cash provided by (used in) investing activities	44,600	(460,100)	(5,300,200)

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	-	-	8,000,000
Direct costs disbursed from initial public offerings proceeds	-	-	(1,212,779)
Proceeds from exercise of over-allotment option	-	-	336,638
Proceeds from sale of ordinary shares, net of issuance costs	-	311,995	-
Proceeds from amount due to related parties	-	137,613	-
Net cash provided by financing activities	-	449,608	7,123,859

Net (decrease) increase in cash	(224,897)	(1,131,806)	1,363,617

CASH, beginning of year	231,811	1,363,617	-

CASH, end of year	$6,914	$231,811	$1,363,617